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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:------

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Transamerica Fund Advisors, Inc.
Address:     570 Carillon Parkway
             St. Petersburg, FL 33716

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dennis P. Gallagher
Title:   Senior Vice President and General Counsel
Phone:   (727) 299-1821

Signature Place and Date of Signing:

/s/ Dennis P. Gallagher             St. Petersburg, FL        February 14, 2007
-----------------------             ------------------        -----------------
[Signature]                         [City State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section:


Form 13F Filing Number             Name
----------------------             ----
028-10562                          AllianceBernstein LP
028-11918                          American Century Companies, Inc.
028-12016                          BlackRock Investment Management, LLC
028-04622                          Bjurman, Barry & Associates
028-00096                          Capital Guardian Trust Company
028-11611                          ClearBridge Advisors, LLC
028-00776                          Evergreen Investment Management Company, LLC
028-04375                          Federated Investors, Inc.
028-05733                          Gateway Investment Advisers, L.P.
028-06044                          ING Clarion Real Estate Securities
028-00694                          JP Morgan Chase and Co.
028-00074                          Jennison Associates LLC
028-06748                          Marsico Capital Management, LLC
028-04968                          Massachusetts Financial Services Company
028-11866                          Morgan Stanley Investment Management, Inc.
028-11365                          Van Kampen Asset Management
028-01874                          Munder Capital Management
028-00595                          Neuberger Berman Management Inc.
028-00203                          OppenheimerFunds, Inc.
028-10952                          Pacific Investment Management Company LLC
028-00115                          Price T. Rowe Associates Inc.
028-01074                          Templeton Investment Counsel, LLC
028-11289                          Third Avenue Management's
028-00621                          Transamerica Investment Management LLC
028-02682                          UBS Global Asset Management (Americas) Inc.